UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22612

Wakefield Alternative Series Trust

(Exact name of registrant as specified in charter)

700 17th Street, Suite 1550

Denver, CO 80202

(Address of principal executive offices) (Zip code)

(303) 454-5500

Registrant’s telephone number, including area code

Rhonda Mills

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

(Name and address of agent for service)

Date of fiscal year end: June 30

Date of reporting period: September 10, 2012 – June 30, 2013

Item 1. Reports to Stockholders.

1-855-243-1815 | www.wakefieldfunds.com

Wakefield Managed Futures Strategy Fund	Shareholder Letter
June 30, 2013 (Unaudited)

Dear Shareholder:

The Wakefield Managed Futures Strategy Fund (the “Fund”) commenced investment operations on September 10, 2012. Currently, the Fund offers Class A Shares (WKFAX - 931046 106) and Class I Shares (WKFIX - 931046 304).

The period ending June 30, 2013 marked the Fund’s first fiscal year of trading (short tax year). The performance of both A Shares and I Shares were down slightly from inception. Specifically, Class A Shares (NAV) were -5.50% and Class I Shares were -5.40%. Portfolio gains in the Stock Index and Precious Metal sectors were offset by losses in the Agricultural, Energy, Currency, Interest Rate, Bond and Industrial Metal sectors. During this period, the Newedge CTA Index (the “Managed Futures Proxy”) returned -2.81%. In addition, the S&P 500® Total Return Index (the “Equities Index”) returned +16.33% for the period.

The Fund’s objective is to generate “absolute returns” which refers to a strategy that pursues returns independent of a traditional benchmark, like a stock or bond index, by investing in alternative asset classes. The Fund seeks to achieve its investment goal by allocating assets to two principal strategies: (1) Managed Futures and (2) Fixed Income. Based upon its analysis of long-term historical returns and volatility of various asset classes, the Fund allocates approximately 25% of its assets to the Managed Futures strategy and approximately 75% of its assets to the Fixed Income strategy.

The primary return driver of the Fund is the Managed Futures component. Managed Futures is a strategy within the “alternative investment” asset class, and generally refers to an actively managed investment approach in which a professional investment manager (“Commodity Trading Advisor”) manages assets directly or through underlying funds, utilizing a proprietary trading program and/or discretionary methodology. Depending on the specific focus and trading approach, portfolio diversification may be focused on a certain market/sector or may represent a globally diversified portfolio mix consisting of a wide array of futures, options and foreign exchange contracts.

Wakefield Advisors (“Wakefield), who acts as Portfolio Manager for the Fund, delegates the management of the Fund’s Managed Futures component to one or more Sub-Advisers (“Commodity Trading Advisors”). Wakefield oversees the identification, selection and ongoing monitoring of a diversified composite of Commodity Trading Advisors who employ a variety of Managed Futures strategies. Capital not allocated to Managed Futures is invested in a traditional fixed income strategy managed by sub manager, Logan Circle Partners.

Currently, the Fund accesses exposure to Commodity Trading Advisor programs using the DB Select platform, through a Total Return Swap transaction. DB Select is Deutsche Bank’s $5.5 billion market leading facility for liquid alternative strategies, including Managed Futures trading. As of June 30, 2013, Wakefield had selected nine independent Commodity Trading Advisors who received a specified allocation of the Fund’s Managed Futures component. Wakefield has strategically structured the underlying Managed Futures portfolio to achieve diversification of strategies, markets, geographic regions and investment methodologies with the overall goal of generating consistent, long-term performance to investors. An investment in the Fund is intended

Annual Report | June 30, 2013	1

Wakefield Managed Futures Strategy Fund	Shareholder Letter
June 30, 2013 (Unaudited)

to balance an investor’s existing asset mix by providing a core diversifying component that has the potential to weather a variety of market and economic conditions and enhance overall portfolio returns.

We appreciate your participation in the Wakefield Managed Futures Strategy Fund and look forward to providing you with innovative alternative investment solutions.

Sincerely,

Patrick J. Kane	Patrick F. Hart III
Managing Member	Managing Member
Co-Portfolio Manager	Co-Portfolio Manager

The Fund, the Sub-Advisers, and the Underlying Strategies may use aggressive investment strategies, which are riskier than those used by typical mutual funds. If the Fund and Sub-Advisers are unsuccessful in applying these investment strategies, the Fund and you may lose more money than if you had invested in another fund that did not invest aggressively. The Fund is subject to risks associated with the Sub-Advisers making trading decisions independently, investing in other investment companies, using a particular style or set of styles, basing investment decisions on historical relationships and correlations, trading frequently, using leverage, making short sales, being non-diversified, and investing in securities with low correlation to the market. The use of leverage may magnify losses.

THERE IS RISK OF LOSS. YOU CAN LOSE MONEY IN A MANAGED FUTURES PROGRAM. Diversification does not eliminate the risk of experiencing investment losses. Investors should carefully consider the investment objectives, risks, charges and expenses.

Patrick J. Kane and Patrick F Hart III are Registered Representatives of ALPS Distributors, Inc.

2	1-855-243-1815 | www.wakefieldfunds.com

Wakefield Managed Futures Strategy Fund	Portfolio Review
June 30, 2013 (Unaudited)

The Portfolio’s performance figures for the period ended June 30, 2013, as compared to its benchmark:

	3 Months	6 Months	1 Year	Since Inception*
Wakefield Managed Futures Strategy Fund Class A (NAV)	-2.98%	-2.98%	–	-5.50%
Wakefield Managed Futures Strategy Fund Class A (MOP)**	-8.52%	-8.52%	–	-10.93%
Wakefield Managed Futures Strategy Fund Class I	-2.87%	-2.87%	–	-5.40%
Newedge CTA Index	-1.79%	1.03%	-1.18%	-2.81%
S&P 500 Total Return Index	2.92%	13.84%	20.60%	16.33%

The performance data quoted here represents past performance and is not a guarantee of future results. Investment return and principal value of the fund’s shares will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance comparison includes reinvestment of all dividends and capital gains and current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

The Fund’s total annual operating expenses for Class A Shares are 2.30% (2.14% after fee waiver and reimbursement) and for Class I Shares are 2.05% (1.89% after fee waiver and reimbursement) Shares per the September 5, 2012, prospectus. For performance information current to the most recent month-end, please call toll-free 1-855-343-1815.

The Newedge CTA Index provides the market with a reliable daily performance benchmark of major commodity trading advisors (CTAs). The Newedge CTA Index calculates the daily rate of return for a pool of CTAs selected from the largest investible CTA program as measured by assets under management. Selection of the pool of qualified CTAs used in the construction of the index is conducted annually, with re-balancing on January 1st of each year. For 2013, there are 20 selected CTAs in the Newedge CTA Index.

The Newedge CTA Index allows market participants and investors to:

—	Measure aggregate CTA performance on a daily basis
—	Track the performance of a CTA (or a pool of CTAs) against the market
—	Assess the performance of Managed Futures Funds against an index with the same accuracy as is already possible for other asset classes.

The S&P 500 Total Return Index is a widely accepted, unmanaged index of the 500 largest U.S. capitalization stocks and performance does not take into account charges, fees and other expenses.

*	The Wakefield Managed Futures Strategy Fund began investment operations September 10, 2012 which is the inception date for Class A shares and Class I shares.
**	MOP, the “Maximum Offering Price” is a term used to describe what share price was applied to Class A shares at time of purchase.

Annual Report | June 30, 2013	3

Wakefield Managed Futures Strategy Fund	Portfolio Review
June 30, 2013 (Unaudited)

The chart represents historical performance of a hypothetical investment of $10,000 in the Class A Shares of the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Asset Allocation as of June 30, 2013

These allocations may not reflect the current or future position of the Fund.

4	1-855-243-1815 | www.wakefieldfunds.com

Wakefield Managed Futures Strategy Fund	Disclosure of Fund Expenses
June 30, 2013 (Unaudited)

As a shareholder of the Wakefield Managed Futures Strategy Fund (the “Fund”), you will incur two types of costs: (1) transaction costs, including applicable sales charges (loads) and redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on January 1, 2013 and held until June 30, 2013.

Actual Expenses. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect transaction fees, such as sales charges, redemption fees or exchange fees. Therefore, the second line of each table be low is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Expense Ratio(a)	Expenses Paid During period 1/1/13 - 6/30/13(b)
Class A
Actual	$ 1,000.00	$ 970.20	2.14%	$ 10.45
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,014.18	2.14%	$ 10.69
Class I
Actual	$ 1,000.00	$ 971.30	1.88%	$ 9.19
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,015.47	1.88%	$ 9.39

(a)	The Fund’s expense ratios have been based on the Fund’s most recent fiscal half-year expenses.
(b)	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184)/365.

Annual Report | June 30, 2013	5

Wakefield Managed Futures Strategy Fund	Consolidated Schedule of Investments
June 30, 2013

Principal Amount		Value (Note 2)

AGENCY PASS-THROUGH SECURITIES: 4.82%
Federal National Mortgage Association (FNMA): 4.82%
	FNMA
$115,000	0.600%, 07/17/15	$115,022
540,000	0.750%, 02/01/16	540,281
100,000	0.825%, 12/23/14	100,217
225,000	1.000%, 09/09/15	225,289
140,000	1.050%, 10/21/15	140,340
		1,121,149

	Total Agency Pass-Through Securities (Cost $1,121,996)	1,121,149

ASSET-BACKED SECURITIES: 6.74%
	ARI Fleet Lease Trust 2012-B
105,668	0.493%, 06/15/16(a)(b)	105,499
	Chesapeake Funding, LLC Trust 2012-1A
193,841	0.948%, 04/07/15(a)(b)	194,380
	CNH Equipment Trust 2011-C
18,733	0.900%, 10/15/13	18,737
	Dryrock Issuance Trust 2012-1
200,000	0.343%, 08/15/17(a)	199,740
	Ford Credit Auto Lease Trust 2012-A
55,749	0.630%, 04/15/14	55,749
	GE Dealer Floorplan Master Notes Trust 2012-4
155,000	0.632%, 10/20/15(a)	153,977
	GE Equipment Transportation, LLC Trust 2012-2
122,000	0.620%, 08/24/15	121,523
	Harley-Davidson Motorcycle Trust 2012-1
200,000	0.680%, 07/15/15	200,091
	Macquarie Equipment Funding Trust 2012-A
100,000	0.610%, 10/20/14(b)	99,593
	Navistar Financial Owner Trust 2012-A
100,900	0.850%, 06/18/14(b)	100,951
	Nissan Master Owner Trust Receivables 2012-A
37,000	0.669%, 05/15/17(a)	36,961
	Santander Drive Auto Receivables Trust 2012-1
14,147	1.250%, 04/15/15	14,170
	SLM Student Loan Trust 2005-4
72,093	0.356%, 04/26/21(a)	71,931

See Notes to Consolidated Financial Statements.
6	1-855-243-1815 | www.wakefieldfunds.com

Wakefield Managed Futures Strategy Fund	Consolidated Schedule of Investments
June 30, 2013

Principal Amount		Value (Note 2)
	SLM Student Loan Trust 2006-9
$137,425	0.346%, 10/25/22(a)	$136,084
	SLM Student Loan Trust 2012-5
58,700	0.393%, 07/25/14(a)	58,627
		1,568,013

	Total Asset-Backed Securities (Cost $1,572,332)	1,568,013

COLLATERALIZED MORTGAGE OBLIGATIONS: 3.12%
Federal Home Loan Mortgage Corp (FHLMC): 1.50%
	FHLMC, REMICS
133,959	0.343%, 04/15/18(a)	133,963
91,356	2.500%, 10/15/18	93,885
12,144	4.500%, 02/15/19	12,345
66,500	5.000%, 05/15/34	70,421
36,501	5.500%, 11/15/16	38,683
		349,297

Federal National Mortgage Association (FNMA): 1.02%
	FNMA, REMICS
113,907	3.000%, 12/25/20	118,037
95,722	4.350%, 03/25/34	97,896
20,239	5.450%, 12/25/20	20,440
		236,373

Government National Mortgage Association (GNMA): 0.60%
	GNMA, REMICS
69,482	4.000%, 03/16/23	72,827
65,246	4.500%, 01/16/38	66,712
		139,539

	Total Collateralized Mortgage Obligations (Cost $724,031)	725,209

COMMERCIAL MORTGAGE-BACKED SECURITIES: 18.33%

	Ally Auto Receivables Trust 2012-SN1
120,642	0.510%, 12/22/14	120,598
	Ally Master Owner Trust 2011-1
200,000	2.150%, 01/15/16	201,172

See Notes to Consolidated Financial Statements.
Annual Report | June 30, 2013	7

Wakefield Managed Futures Strategy Fund	Consolidated Schedule of Investments
June 30, 2013

Principal Amount		Value (Note 2)
	AmeriCredit Automobile Receivables Trust 2011-1
$28,437	1.390%, 09/08/15	$28,482
	AmeriCredit Automobile Receivables Trust 2011-3
97,553	1.170%, 01/08/16	97,722
	AmeriCredit Automobile Receivables Trust 2012-3
112,961	0.710%, 03/08/14	113,027
	Banc of America Merrill Lynch Commercial Mortgage, Inc. 2004-3
89,712	5.743%, 06/10/39(a)	92,394
	Bear Stearns Commercial Mortgage Securities Trust 2002-TOP8
18,894	4.830%, 08/15/38	18,892
	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR2
31,032	5.186%, 05/11/39(a)	31,103
	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR5
70,000	4.978%, 07/11/42(a)	72,476
	Bear Stearns Commercial Mortgage Securities Trust 2004-TOP16
99,834	4.750%, 10/13/14(a)	103,527
	Bear Stearns Commercial Mortgage Securities Trust 2005-PWR8
75,000	4.674%, 06/11/15	79,017
	Bear Stearns Commercial Mortgage Securities Trust 2005-TOP18
73,356	4.933%, 02/13/42(a)	77,369
	Citigroup Commercial Mortgage Trust 2004-C1
24,648	5.438%, 04/15/40(a)	25,226
	Citigroup Commercial Mortgage Trust 2004-C2
150,000	4.733%, 10/15/41	155,532
	COMM Mortgage Trust 2012-LC4
92,910	1.156%, 07/10/16	93,165
	Commercial Mortgage Trust 2003-C2
37,508	4.915%, 01/05/36	37,678
	Commercial Mortgage Trust 2004-GG1
90,837	5.317%, 06/10/36(a)	92,556
	Credit Suisse First Boston Mortgage Securities Corp. 2005- C1
48,962	5.014%, 01/15/15(a)	51,111
	Credit Suisse First Boston Mortgage Securities Corp. Trust 2003-C5
44,001	4.900%, 12/15/36(a)	44,179

See Notes to Consolidated Financial Statements.
8	1-855-243-1815 | www.wakefieldfunds.com

Wakefield Managed Futures Strategy Fund	Consolidated Schedule of Investments
June 30, 2013

Principal Amount		Value (Note 2)

	Fannie Mae-Aces 2013-M5
$100,000	0.595%, 08/25/15	$99,934
	Ford Credit Floorplan Master Owner Trust 2011-1
100,000	0.793%, 02/15/16(a)	100,274
	Ford Credit Floorplan Master Owner Trust 2012-1
130,000	0.663%, 01/15/16(a)	130,139
	Ford Credit Floorplan Master Owner Trust 2013-1
100,000	0.573%, 01/15/18(a)	100,008
	GE Capital Commercial Mortgage Corp. Trust 2004-C3
95,121	5.189%, 07/10/39(a)	98,397
	GE Dealer Floorplan Master Notes Trust 2012-1
110,000	0.762%, 02/20/17(a)	110,360
	GMAC Commercial Mortgage Securities, Inc., Trust 2003-C2
38,842	5.406%, 05/10/40(a)	38,833
	HSBC Home Equity Loan Trust 2005-1
48,685	0.482%, 01/20/34(a)	47,846
	HSBC Home Equity Loan Trust USA 2006-1
119,240	0.352%, 01/20/36(a)	116,106
	HSBC Home Equity Loan Trust USA 2006-2
35,843	0.342%, 03/20/36(a)	35,539
	JP Morgan Chase Commercial Mortgage Securities Corp. Trust 2004-C1
95,299	4.719%, 01/15/38	96,539
	JP Morgan Chase Commercial Mortgage Securities Corp. Trust 2004-C2
50,000	5.212%, 05/15/41(a)	51,279
	JP Morgan Chase Commercial Mortgage Securities Corp. Trust 2011-C4
57,799	1.525%, 11/15/15(b)	58,222
	JP Morgan Chase Commercial Mortgage Securities Corp. Trust 2011-C5
138,289	1.600%, 05/15/16	139,685
	LB-UBS Commercial Mortgage Trust 2004-C6
50,000	5.020%, 08/15/29(a)	51,256
	LB-UBS Commercial Mortgage Trust 2004-C7
30,511	4.475%, 10/15/29	31,704
30,000	4.786%, 10/15/29(a)	30,987
	LB-UBS Commercial Mortgage Trust 2004-C8
139,389	4.799%, 12/15/29(a)	144,147
	Morgan Stanley Capital I Trust 2003-T11
10,884	5.150%, 06/13/41	10,879
	Morgan Stanley Capital I Trust 2004-HQ3
54,533	4.800%, 01/13/41	55,021

See Notes to Consolidated Financial Statements.

Annual Report | June 30, 2013	9

Wakefield Managed Futures Strategy Fund	Consolidated Schedule of Investments
June 30, 2013

Principal Amount		Value (Note 2)

	Morgan Stanley Capital I Trust 2004-T13
$100,416	4.660%, 09/13/45	$101,106
	Morgan Stanley Capital I Trust 2004-TOP15
115,000	5.270%, 06/13/41(a)	118,463
	Morgan Stanley Capital I Trust 2012-C4
95,741	1.085%, 08/15/16	95,859
	SLM Student Loan Trust 2006-2
80,288	0.366%, 10/25/22(a)	79,940
	SLM Student Loan Trust 2006-4
125,641	0.356%, 04/25/23(a)	125,549
	SLM Student Loan Trust 2007-2
158,337	0.276%, 07/25/17(a)	157,789
	SLM Student Loan Trust 2013-1
85,730	0.343%, 01/25/15(a)	85,448
	WFRBS Commercial Mortgage Trust 2011-C3
123,963	1.988%, 01/15/16(b)	125,883
	WFRBS Commercial Mortgage Trust 2011-C5
66,017	1.456%, 07/15/16	66,611
	World Omni Automobile Lease Securitization Trust 2012-A
195,000	0.930%, 10/15/14	195,032
	World Omni Master Owner Trust 2013-1-A
30,000	0.549%, 02/16/16(a)(b)	29,870
		4,263,931

	Total Commercial Mortgage-Backed Securities (Cost $4,289,694)	4,263,931

CORPORATE BONDS: 29.37%
Basic Materials: 0.46%
	Rio Tinto Finance USA, Ltd., Sr. Unsec. Notes
100,000	8.950%, 05/01/14	106,589
Communications: 3.30%
	AT&T, Inc., Sr. Unsec. Notes
140,000	0.660%, 02/12/16(a)	139,318
	NBCUniversal Enterprise, Inc., Sr. Unsec. Notes
100,000	0.817%, 04/15/16(a)(b)	100,366
	NBCUniversal Media, LLC, Sr. Unsec. Notes
100,000	2.100%, 04/01/14	101,223
	Telecom Italia Capital SA, Sr. Unsec. Notes
80,000	5.250%, 11/15/13	81,010

See Notes to Consolidated Financial Statements.

10	1-855-243-1815 | www.wakefieldfunds.com

Wakefield Managed Futures Strategy Fund	Consolidated Schedule of Investments
June 30, 2013

Principal Amount		Value (Note 2)
Communications: 3.30% (continued)
	Time Warner Cable, Inc., Sr. Unsec. Notes
$100,000	7.500%, 04/01/14	$104,896
	Verizon Communications, Inc., Sr. Unsec. Notes
90,000	0.474%, 03/06/15(a)(b)	89,888
	Vodafone Group PLC, Sr. Unsec. Notes
150,000	0.659%, 02/19/16(a)	150,199
		766,900
Consumer, Cyclical: 1.96%
	Daimler Finance North America LLC, Sr. Unsec. Notes
150,000	0.879%, 01/09/15(a)(b)	150,532
	Johnson Controls, Inc., Sr. Unsec. Notes
100,000	0.683%, 02/04/14(a)	100,136
	Nissan Motor Acceptance Corp., Sr. Unsec. Notes
100,000	4.500%, 01/30/15(b)	105,439
	Walgreen Co., Sr. Unsec. Notes
100,000	0.772%, 03/13/14(a)	100,111
		456,218
Consumer, Non-cyclical: 3.53%
	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsec. Notes
200,000	0.826%, 01/27/14(a)	200,621
	Campbell Soup Co., Sr. Unsec. Notes
100,000	0.574%, 08/01/14(a)	100,062
	Express Scripts Holding Co., Sr. Unsec. Notes
175,000	2.750%, 11/21/14	178,895
	Kimberly-Clark Corp., Sr. Unsec. Notes
90,000	0.394%, 05/15/16(a)	90,141
	Quest Diagnostics, Inc., Sr. Unsec. Notes
100,000	1.134%, 03/24/14(a)	100,402
	Teva Pharmaceutical Finance III BV, Sr. Unsec. Notes
150,000	0.772%, 03/21/14(a)	150,306
		820,427
Energy: 0.51%
	BP Capital Markets PLC, Sr. Unsec. Notes
120,000	0.700%, 11/06/15	119,602
Financials: 15.79%
	American Express Centurion Bank, Sr. Unsec. Notes
250,000	0.725%, 11/13/15(a)	250,331
	Barclays Bank PLC, Sr. Unsec. Notes
150,000	1.317%, 01/13/14(a)	150,723

See Notes to Consolidated Financial Statements.

Annual Report | June 30, 2013	11

Wakefield Managed Futures Strategy Fund	Consolidated Schedule of Investments
June 30, 2013

Principal Amount		Value (Note 2)
Financials: 15.79% (continued)
	BB&T Corp., Sr. Unsec. Notes
$100,000	0.976%, 04/28/14(a)	$100,405
	BNP Paribas SA, Sr. Unsec. Notes, Series MTN
135,000	3.022%, 12/20/14(a)	139,309
	Caisse Centrale Desjardins du Quebec, Sr. Unsec. Notes
105,000	1.700%, 09/16/13(b)	105,173
	Capital One Financial Corp., Sr. Unsec. Notes
150,000	1.427%, 07/15/14(a)	151,303
	CDP Financial, Inc., Sr. Unsec. Notes
250,000	3.000%, 11/25/14(b)	257,705
	Citigroup, Inc., Sr. Unsec. Notes
100,000	6.000%, 12/13/13	102,334
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Sr. Unsec. Notes
80,000	2.125%, 10/13/15	81,906
	Credit Suisse New York, Sr. Unsec. Notes
250,000	1.237%, 01/14/14(a)	251,145
	General Electric Capital Corp., Sr. Unsec. Notes
100,000	1.314%, 07/02/15(a)	101,579
	Genworth Global Funding Trusts, Sr. Unsec. Notes, Series MTN
70,000	0.467%, 04/15/14(a)	69,845
	HSBC Bank USA, Sub. Notes
100,000	4.625%, 04/01/14	102,797
	JPMorgan Chase & Co., Sr. Unsec. Notes, Series FRN
150,000	0.937%, 10/15/15(a)	150,461
	MetLife Institutional Funding II, Sec. Notes
150,000	0.650%, 01/06/15(a)(b)	150,327
	New York Life Global Funding, Sec. Notes
100,000	0.800%, 02/12/16(b)	99,423
	PACCAR Financial Corp., Sr. Unsec. Notes
150,000	0.523%, 06/05/14(a)	150,364
	Pricoa Global Funding I, Sec. Notes
100,000	5.450%, 06/11/14(b)	104,533
	Royal Bank of Canada, Sr. Unsec. Notes, Series MTN
220,000	0.510%, 01/06/15(a)	220,183
	SSIF Nevada LP, Sr. Unsec. Notes
100,000	0.977%, 04/14/14(a)(b)	100,487
	SunTrust Banks, Inc., Sr. Unsec. Notes
80,000	3.600%, 04/15/16	84,731
	The Goldman Sachs Group, Inc., Sr. Unsec. Notes
100,000	0.777%, 01/12/15(a)	99,801

See Notes to Consolidated Financial Statements.

12	1-855-243-1815 | www.wakefieldfunds.com

Wakefield Managed Futures Strategy Fund	Consolidated Schedule of Investments
June 30, 2013

Principal Amount		Value (Note 2)
Financials: 15.79% (continued)
	The Goldman Sachs Group, Inc., Sr. Unsec. Notes, Series MTN
$100,000	1.274%, 11/21/14(a)	$100,589
	The Toronto-Dominion Bank, Sr. Unsec. Notes, Series MTN
100,000	0.453%, 05/01/15(a)	100,064
	US Bank NA, Sub. Notes
200,000	0.557%, 10/14/14(a)	200,421
	Wachovia Bank NA, Sub. Notes
250,000	0.653%, 11/03/14(a)	250,159
		3,676,098
Industrials: 0.82%
	General Electric Co., Sr. Unsec. Notes
100,000	0.850%, 10/09/15	99,947
	United Technologies Corp., Sr. Unsec. Notes
90,000	0.775%, 06/01/15(a)	90,585
		190,532
Technology: 1.70%
	Dell, Inc., Sr. Unsec. Notes
40,000	0.884%, 04/01/14(a)	39,889
	Hewlett-Packard Co., Sr. Unsec. Notes
150,000	1.823%, 09/19/14(a)	151,488
	IBM Corp., Sr. Unsec. Notes
100,000	0.550%, 02/06/15	99,947
	Xerox Corp., Sr. Unsec. Notes
105,000	1.094%, 05/16/14(a)	104,948
		396,272
Utilities: 1.30%
	Appalachian Power Co., Sr. Unsec. Notes
100,000	0.649%, 08/16/13(a)	100,036
	Duke Energy Corp., Sr. Unsec. Notes
60,000	6.300%, 02/01/14	61,919
	Georgia Power Co., Sr. Unsec. Notes
40,000	0.593%, 03/15/16(a)	40,049
	Northeast Utilities, Sr. Unsec. Notes
100,000	1.022%, 09/20/13(a)	100,143
		302,147

	Total Corporate Bonds (Cost $6,836,090)	6,834,785

See Notes to Consolidated Financial Statements.

Annual Report | June 30, 2013	13

Wakefield Managed Futures Strategy Fund	Consolidated Schedule of Investments
June 30, 2013

Principal Amount		Value (Note 2)

MUNICIPAL BONDS: 2.56%

	City of Sioux Falls South Dakota, Sales Tax Revenue Bonds, Series A
$100,000	3.000%, 11/15/13	$101,021
	Clearfield, Utah, Sales Tax Revenue Bonds, Prerefunded, FGIC
100,000	5.000%, 07/01/20	100,000
	Milwaukee County Wisconsin, Build America Bonds, Series E
130,000	2.250%, 08/01/13	130,195
	Nebraska State Public Power District, General Taxable Revenue Bonds, Series A
40,000	5.140%, 01/01/14	40,930
	New York State Dormitory Authority, Personal Income Tax Revenue Bonds (Economic Development and Housing), Series A
55,000	5.600%, 12/15/14	59,148
	South Carolina State Public Service Authority, Revenue Bonds, Series A
100,000	5.000%, 01/01/17	102,361
	State of Illinois, Ad Valorem Property Tax, General Obligation Unlimited, Federally Taxable
60,000	4.071%, 01/01/14	60,916
		594,571

	Total Municipal Bonds (Cost $597,458)	594,571

U.S. TREASURY BONDS & NOTES: 1.32%

	U.S. Treasury Inflation Indexed Bonds
230,693	0.500%, 04/15/15	236,569

	U.S. Treasury Notes
70,000	0.375%, 01/15/16	69,740

	Total U.S. Treasury Bonds & Notes (Cost $304,802)	306,309

See Notes to Consolidated Financial Statements.

14	1-855-243-1815 | www.wakefieldfunds.com

Wakefield Managed Futures Strategy Fund	Consolidated Schedule of Investments
June 30, 2013

	Value (Note 2)

Total Investments: 66.26% (Cost $15,446,403)	$15,413,967

Net Other Assets and Liabilities: 33.74%	7,848,852	(c)

Net Assets: 100.00%	$23,262,819

(a)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at June 30, 2013.
(b)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $1,978,271, representing 8.50% of net assets.

(c)	Includes cash which is being held as collateral for swap contracts.

Total Return Swap	Unrealized Depreciation
Deutsche Bank AG London Branch total return swap related to the Wakefield TRS Tracker Series A Index effective September 21, 2012 for 5 years unless earlier terminated. Return to the Fund is based on the total return of the Index which includes an index sponsor fee of 0.75% per annum on the notional amount of the Index. The notional amount of the Index is $22,978,327.	$(886,673)
Total Net Unrealized Depreciation on Swap Contract	$(886,673)

Investment Abbreviations:

BV - Besloten Vennootschap is a Dutch private limited liability company.

FGIC - Financial Guaranty Insurance Company.

LLC - Limited Liability Company

LP - Limited Partnership

Ltd. - Limited

MTN - Medium Term Notes

PLC - Public Limited Company.

REMICS - Real Estate Mortgage Investment Conduits.

SA - Generally designates corporations in various countries, mostly those employing the civil law.

Sec. - Secured

Sr. - Senior

Sub. - Subordinated

Unsec. - Unsecured

See Notes to Consolidated Financial Statements.

Annual Report | June 30, 2013	15

Wakefield Managed Futures Strategy Fund	Consolidated Statement of Assets and Liabilities
June 30, 2013

ASSETS:
Investments, at value	$15,413,967
Deposit with broker for swap contracts	5,016,500
Cash	3,667,177
Receivable for investments sold	384,963
Receivable for shares sold	110,000
Interest receivable	41,984
Prepaid offering cost (Note 2)	21,044
Prepaid expenses and other assets	13,475
Total assets	24,669,110

LIABILITIES:
Unrealized loss on swap contracts	886,673
Payable due to advisor	12,087
Payable for investments purchased	406,151
Payable for administration fees	17,187
Payable for audit and legal fees	60,183
Payable for fund servicing fees (Note 7)	5,877
Payable for distribution and service fees
Class A	1,385
Payable for transfer agency fees	4,983
Payable for chief compliance officer fee	2,917
Accrued expenses and other liabilities	8,848
Total liabilities	1,406,291
NET ASSETS	$23,262,819

NET ASSETS CONSIST OF:

Paid-in capital	$24,243,010
Accumulated net investment loss	(42,450)
Accumulated net realized loss on investments and swap contracts	(18,632)
Net unrealized depreciation on investments and swap contracts	(919,109)
NET ASSETS	$23,262,819

INVESTMENTS, AT COST	$15,446,403

See Notes to Consolidated Financial Statements.

16	1-855-243-1815 | www.wakefieldfunds.com

Wakefield Managed Futures Strategy Fund	Consolidated Statement of Assets and Liabilities
June 30, 2013

PRICING OF SHARES:
Class A:
Net Asset Value, offering and redemption price per share	$9.45
Net Assets	$7,279,576
Shares of beneficial interest outstanding	769,987
Maximum offering price per share (NAV/0.9425, based on maximum sales charge of 5.75% of the offering price	$10.03

Class I:
Net Asset Value, offering and redemption price per share	$9.46
Net Assets	$15,983,243
Shares of beneficial interest outstanding	1,689,520

See Notes to Consolidated Financial Statements.

Annual Report | June 30, 2013	17

Wakefield Managed Futures Strategy Fund	Consolidated Statement of Operations
For the Period Ended September 10, 2012 (Inception) to June 30, 2013

INVESTMENT INCOME:
Interest	$74,640
Other Income	3,000
Total Investment Income	77,640

EXPENSES:
Investment advisory fees	204,352
Administrative fees	129,270
Fund servicing fees (Note 7)	60,477
Distribution and service fees
Class A	4,206
Transfer agency fees	34,545
Legal and audit fees	60,183
Custodian fees	8,311
Trustees’ fees and expenses	9,000
Chief compliance officer fees	28,194
Offering costs (Note 2)	76,535
Other	29,921
Total expenses before waiver/reimbursement	644,994
Less fees waived/reimbursed by investment advisor (Note 7)	(365,143)
Total Net Expenses	279,851
NET INVESTMENT LOSS	(202,211)

Net realized loss on investments	(7,002)
Net change in unrealized depreciation of investments	(32,436)
Net change in unrealized depreciation on swap contracts	(886,673)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(926,111)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,128,322)

See Notes to Consolidated Financial Statements.

18	1-855-243-1815 | www.wakefieldfunds.com

Wakefield Managed Futures Strategy Fund	Consolidated Statement of Changes in Net Assets

For the Period September 10, 2012 (Inception) to June 30, 2013
OPERATIONS:
Net investment loss	$(202,211)
Net realized loss on investments	(7,002)
Net change in unrealized depreciation on investments and swap contracts	(919,109)
Net decrease in net assets resulting from operations	(1,128,322)

SHARE TRANSACTIONS (Note 6):
Class A
Proceeds from sales of shares	8,023,601
Cost of shares redeemed, net of redemption fees	(555,099)
Class I
Proceeds from sales of shares	19,452,640
Cost of shares redeemed, net of redemption fees	(2,630,001)
Net increase from share transactions	24,291,141

Net increase in net assets	23,162,819

NET ASSETS:
Beginning of period	100,000
End of period*	$23,262,819

* Includes accumulated net investment loss of:	$(42,450)

Other Information:
SHARE TRANSACTIONS:
Class A
Sold	822,192
Redeemed	(57,205)
Net increase in shares outstanding	764,987

Class I
Sold	1,959,086
Redeemed	(274,566)
Net increase in shares outstanding	1,684,520

See Notes to Consolidated Financial Statements.

Annual Report | June 30, 2013	19

Wakefield Managed Futures Strategy Fund – Class A	Consolidated Financial Highlights
For a share outstanding throughout the period presented.

	For the Period September 10, 2012 (Inception) to June 30, 2013 (a)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(b)	(0.11)
Net realized and unrealized loss on investments	(0.44)
Total from investment operations	(0.55)
REDEMPTION FEES ADDED TO PAID IN CAPITAL (NOTE 6)	0.00	(c)
DECREASE IN NET ASSET VALUE	(0.55)
NET ASSET VALUE, END OF PERIOD	$9.45

TOTAL RETURN(d)	(5.50%)	(e)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$7,280

RATIOS TO AVERAGE NET ASSETS:
Operating expenses excluding fee waivers/reimbursements	4.35%	(f)
Operating expenses including fee waivers/reimbursements	2.14%	(f)
Net investment loss including fee waivers/reimbursements	(1.48%)	(f)

PORTFOLIO TURNOVER RATE	85%	(e)

(a)	Per share amounts and ratios to average net assets include income and expenses of the WMFS Fund Limited (wholly-owned subsidiary), exclusive of the subsidiary’s management fee.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Less than $0.005 per share.
(d)	Total return does not reflect the effect of sales charges.
(e)	Not annualized.
(f)	Annualized.

See Notes to Consolidated Financial Statements.

20	1-855-243-1815 | www.wakefieldfunds.com

Wakefield Managed Futures Strategy Fund – Class I	Consolidated Financial Highlights
For a share outstanding throughout the period presented.

	For the Period September 10, 2012 (Inception) to June 30, 2013 (a)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(b)	(0.11)
Net realized and unrealized loss on investments	(0.43)
Total from investment operations	(0.54)
REDEMPTION FEES ADDED TO PAID IN CAPITAL (NOTE 6)	0.00	(c)
DECREASE IN NET ASSET VALUE	(0.54)
NET ASSET VALUE, END OF PERIOD	$9.46

TOTAL RETURN	(5.40%)	(d)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$15,983

RATIOS TO AVERAGE NET ASSETS:
Operating expenses excluding fee waivers/reimbursements	4.43%	(e)
Operating expenses including fee waivers/reimbursements	1.89%	(e)
Net investment loss including fee waivers/reimbursements	(1.37%)	(e)

PORTFOLIO TURNOVER RATE	85%	(d)

(a)	Per share amounts and ratios to average net assets include income and expenses of the WMFS Fund Limited (wholly-owned subsidiary), exclusive of the subsidiary’s management fee.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Less than $0.005 per share.
(d)	Not annualized.
(e)	Annualized.

See Notes to Consolidated Financial Statements.

Annual Report | June 30, 2013	21

Wakefield Managed Futures Strategy Fund	Notes to Consolidated Financial Statements
June 30, 2013

NOTE 1 – ORGANIZATION

The Wakefield Alternative Series Trust (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized on September 30, 2011 as a Delaware statutory trust. The Trust currently offers shares of beneficial interest (“shares”) of the Wakefield Managed Futures Strategy Fund (the “Fund”). The Fund commenced investment operations on September 10, 2012.

The Fund is a diversified portfolio which seeks to generate absolute returns. The Fund currently offers Class A shares, Class C shares and Class I shares. The Board of Trustees (the “Trustees”) may establish additional Funds and classes of shares at any time in the future without shareholder approval.

The Fund did not have any operations before September 10, 2012, other than those relating to the sale and issuance of 10,000 common shares, in the amount of 5,000 and 5,000 shares for Class A and Class I shares, respectively, to Wakefield Advisors, LLC (“Wakefield Advisors” or the “Advisor”). The Class C shares are currently not operational as of June 30, 2013.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

Use of Estimates: The preparation of the consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the consolidated financial statements may differ from the value the Funds ultimately realize upon sale of the securities. The consolidated financial statements have been prepared as of the close of the New York Stock Exchange (“NYSE”) on June 28, 2013.

Federal Income Taxes: The Fund complies with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intends to distribute substantially all of their net taxable income and net capital gains, if any, each year so that it will not be subject to excise tax on undistributed income and gains. The Fund is not subject to income taxes to the extent such distributions are made.

As of and during the period ended June 30, 2013, the fund did not have a liability for any unrecognized tax benefits. The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Investments in a Wholly-Owned Subsidiary: The Wakefield Managed Futures Strategy Fund seeks exposure by investing in securities of limited partnerships, corporations, limited liability companies and other types of pooled investment vehicles, including commodity pools (collectively,

22	1-855-243-1815 | www.wakefieldfunds.com

Wakefield Managed Futures Strategy Fund	Notes to Consolidated Financial Statements
June 30, 2013

“Underlying Funds”) as well as in swap contracts and structured notes through investments in the WMFS Fund Limited, a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Wakefield Advisors acts as investment advisor to the Fund and the investment advisor to the Subsidiary. The Fund is the sole shareholder of the Subsidiary and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary.

Investments in the Subsidiary are expected to provide the Fund with exposure to the commodity markets within the limitations of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and recent IRS rulings.

Basis for Consolidation for the Wakefield Managed Futures Strategy Fund: The Subsidiary, a Cayman Islands exempted company, was incorporated on April 10, 2012 as a wholly owned subsidiary acting as an investment vehicle for the Fund in order to effect certain investments for the Fund consistent with the Fund’s investment objectives. As a wholly-owned subsidiary of the Fund, all assets and liabilities, income and expense of the portfolio are consolidated in the financial statements and financial highlights of the Fund. As of June 30, 2013, the net assets of the Fund are $23,262,820 of which $4,193,198, or 18.03% are represented in the Fund’s ownership of all issued shares and voting rights of the Subsidiary.

Portfolio Valuation: The net asset value (“NAV”) will be computed based upon the value of the securities and other assets and liabilities held by the Fund. The NAV is determined as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Standard Time) on each day the NYSE is open for trading.

U.S. Government and Agency Securities, having a remaining maturity of greater than 60 days, are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service. All other debt securities having a remaining maturity of greater than 60 days, are typically valued by using market quotations or a matrix method provided by a pricing service. Debt securities having a maturity of less than 60 days are valued at amortized cost. If prices are not available from the pricing service, then the securities will be priced at “fair value”.

Swaps are priced based on valuations provided by an independent and/or executing broker, pricing service and/or Sub-Administrator if available. If a price is not available, then “fair-value” procedures will be used.

All other securities and other assets are carried at their fair value as determined in good faith using methodologies approved by the Board of Trustees. The valuation methodologies include, but are not limited to, the analysis of the effect of any restrictions on the sale of the security, product development and trends of the security’s issuer, changes in the industry and other competing companies, significant changes in the issuer’s financial position and any other event that could have a significant impact on the value of the security.

Securities Transactions and Investment Income: Securities transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the high cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that

Annual Report | June 30, 2013	23

Wakefield Managed Futures Strategy Fund	Notes to Consolidated Financial Statements
June 30, 2013

certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as a Fund is informed of such dividends in the exercise of reasonable diligence. If applicable, any foreign capital gains taxes are accrued, net of unrealized gains, and are payable upon the sale of such investments.

Expenses: Expenses that are specific to a class of shares of the Fund are charged directly to that share class. All of the realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class in proportion to its average daily net assets. Fees provided under the distribution (Rule 12b-1) and/or shareholder service plans for a particular class of the Fund are charged to the operations of such class.

Offering Cost: Offering costs consisting primarily of legal fees related to preparing the initial registration statement, printing expenses for the initial registration statement and blue sky registration fees are deferred and will be amortized over a twelve month period from the inception of Fund. As of June 30, 2013, $21,044 of offering costs remain to be amortized for the Fund.

Organizational Cost: Wakefield Advisors, on behalf of the Fund has assumed organizational costs of $35,840 for the Trust. The Advisor shall be entitled to recoup such amounts for a period of up to three years from the date such amounts were assumed.

Distributions: The Fund intends to distribute substantially all of its net investment income at least quarterly and net capital gains annually.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. Therefore, the source of the Funds’ distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain, or from paid-in capital, depending upon the type of book/tax differences that may exist.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

24	1-855-243-1815 | www.wakefieldfunds.com

Wakefield Managed Futures Strategy Fund	Notes to Consolidated Financial Statements
June 30, 2013

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2	–

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	–

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value the Fund as of June 30, 2013:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Agency Pass-Through Securities	$–	$1,121,149	$–	$1,121,149
Asset-Backed Securities	–	1,568,013	–	1,568,013
Collateralized Mortgage Obligations	–	725,209	–	725,209
Commercial Mortgage- Backed Securities	–	4,263,931	–	4,263,931
Corporate Bonds	–	6,834,785	–	6,834,785
Municipal Bonds	–	594,571	–	594,571
U.S. Treasury Bonds & Notes	–	306,309	–	306,309
TOTAL	$–	$15,413,967	$–	$15,413,967

Other Financial Instruments(a)
Liabilities:
Total Return Swap Contacts	$–	$(886,673)	$–	$(886,673)
TOTAL	$–	$(886,673)	$–	$(886,673)

(a)	Other financial instruments are derivative instruments not reflected in the Consolidated Schedule of Investments, such as swap contracts.

There were no transfers between Level 1 and Level 2 for the period September 10, 2012 (inception) through June 30, 2013.

NOTE 3 – DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The following discloses the Fund’s use of derivative instruments and hedging activities.

The Fund may use derivatives (including futures, options and options on futures) to enhance returns or hedge against market declines. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities

Annual Report | June 30, 2013	25

Wakefield Managed Futures Strategy Fund	Notes to Consolidated Financial Statements
June 30, 2013

and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Derivative contracts ordinarily have leverage inherent in their terms. The low margin deposits normally required in trading derivatives, including futures contracts, permit a high degree of leverage. Accordingly, a relatively small price movement may result in an immediate and substantial loss to the Fund. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet collateral segregation requirements. The use of leveraged derivatives can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price. Because option premiums paid or received are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

Market Risk Factors: In pursuit of its investment objective, the Fund seeks to use derivatives to increase or decrease their exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Risk of Investing in Derivatives: The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease or hedge exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

26	1-855-243-1815 | www.wakefieldfunds.com

Wakefield Managed Futures Strategy Fund	Notes to Consolidated Financial Statements
June 30, 2013

Swap Agreements: The Fund may enter into interest rate, index, equity, currency exchange rate, total return and credit default swap agreements, as well as purchase and sell options to enter into such swap agreements, for hedging and non-hedging purposes. These transactions would be entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to a Fund than if the Fund had invested directly in the asset that yielded the desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index).

Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, basket of securities, defined portfolios of bonds, loans and mortgages, or securities indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets or indices. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security index or market. Total return swap agreements may effectively add leverage to a Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Total return swaps are a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. Total return swaps can be designed with any underlying asset agreed between two parties. Typically no notional amounts are exchanged with total return swaps. Total return swap agreements entail the risk that a party will default on its payment obligations to a Fund thereunder. Swap agreements also entail the risk that a Fund will not be able to meet its obligation to the counterparty. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

Most swap agreements entered into by a Fund calculate the obligations of the parties to the agreement on a “net basis.” Consequently, the Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net present value of amounts to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Fund’s current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered in accordance with applicable regulatory

Annual Report | June 30, 2013	27

Wakefield Managed Futures Strategy Fund	Notes to Consolidated Financial Statements
June 30, 2013

requirements to limit any potential leveraging of a Fund’s portfolio. The Fund’s maximum risk of loss from counterparty credit risk is generally limited to the net payment to be received by the Funds and/or the termination value at the end of the contract. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Funds’ investment restriction concerning senior securities.

Whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend on Wakefield Advisor’s ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund’s repurchase agreement guidelines). Certain restrictions imposed on the Funds by the Internal Revenue Code of 1986, as amended (the “Code”), may limit a Fund’s ability to use swap agreements. The swap market is a relatively new market and is largely unregulated. It is possible that developments in the swap market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

Derivatives Instruments: The following tables disclose the amounts related to the Fund’s use of derivative instruments.

The effect of derivatives instruments on the Consolidated Statement of Assets and Liabilities as of June 30, 2013:

Derivatives Not Accounted for as Hedging Instruments	Asset Derivatives Consolidated Statement of Assets and Liabilities Location	Fair Value	Liabilities Derivatives Consolidated Statement of Assets and Liabilities Location	Fair Value
Equity Contracts (Total Return Swaps)	Unrealized gain on swap contracts	$–	Unrealized loss on swap contracts	$886,673

		$–		$886,673

28	1-855-243-1815 | www.wakefieldfunds.com

Wakefield Managed Futures Strategy Fund	Notes to Consolidated Financial Statements
June 30, 2013

The effect of derivatives instruments on the Consolidated Statement of Operations for the period September 10, 2012 (inception) to June 30, 2013:

Derivatives Instruments	Location of Loss on Derivatives Recognized in Income	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Loss on Derivatives Recognized in Income

Equity Contracts (Total Return Swaps)	Net change in unrealized depreciation on swap contracts	$–	$(886,673)

		$–	$(886,673)

NOTE 4 – TAX BASIS INFORMATION

Reclassifications: As of June 30, 2013, permanent differences in book and tax accounting were reclassified. These differences had no effect on net assets and were primarily attributed to minor differences between book and tax characterizations of paydowns, the Cayman subsidiary income, non-deductible expenses and certain other investments. The reclassifications were as follows:

Undistributed Net Investment Income	Accumulated Net Realized Loss on Investments	Paid-in Capital

$159,761	$(11,630)	$(148,131)

Included in the amounts reclassified was a net operating loss offset of $33,470.

Tax Basis of Investments: As of June 30, 2013, the cost of securities on a tax basis and gross unrealized appreciation/(depreciation) on investments for federal income tax purposes were as follows:

Gross appreciation (excess of value over tax cost)	$9,836
Gross depreciation (excess of tax cost over value)	(42,272)
Net depreciation of swaps	(886,673)

Net unrealized depreciation	$(919,109)

Cost of investments for income tax purposes	$15,446,403

Components of Earnings: As of June 30, 2013, the components of distributable earnings were as follows:

Accumulated Capital Loss	$(18,632)
Unrealized Depreciation	(919,109)
Other Cumulative Timing Differences	(42,450)

Total	$(980,191)

Annual Report | June 30, 2013	29

Wakefield Managed Futures Strategy Fund	Notes to Consolidated Financial Statements
June 30, 2013

The Fund has elected to defer to the period ending June 30, 2014, capital losses recognized during the period November 1, 2012 to June 30, 2013, in the amount of $18,632 and late year ordinary losses in the amount of $42,450.

Tax Basis of Distributions to Shareholders: The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Fund.

There were no distribution paid by the Fund during the period ended June 30, 2013.

NOTE 5 – SECURITIES TRANSACTIONS

Purchases and sales of securities, excluding U.S. Government Obligations short-term securities during the period ended June 30, 2013, were as follows:

Cost of Investments Purchased	Proceeds From Investments Sold

$ 18,431,713	$ 4,352,495

Purchases and sales of securities, including only U.S. Government Obligations during the year ended June 30, 2013, were as follows:

Cost of Investments Purchased	Proceeds From Investments Sold

$ 5,112,266	$ 3,684,258

NOTE 6 – BENEFICIAL INTEREST TRANSACTIONS

The Trust has an unlimited number of shares with no par value per share. The Fund charges a 1.00% redemption fee that is applicable to all redemptions (sales or exchanges) made within sixty (60) days of your initial purchase of shares in the Fund. The Fund received $501 in redemption fees during the period ended June 30, 2013.

Principal Shareholders: A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of a fund. A control person is one who owns, either directly or indirectly more than 25% of the voting securities of a company or acknowledges the existence of control. As of June 30, 2013, the following were shareholders that owned greater than 5% or greater of any class of the Fund’s outstanding shares:

Class A

UBS Wealth Management

Class I

NFS LLC

30	1-855-243-1815 | www.wakefieldfunds.com

Wakefield Managed Futures Strategy Fund	Notes to Consolidated Financial Statements
June 30, 2013

NOTE 7 – INVESTMENT ADVISORY AGREEMENT AND RELATED PARTY TRANSACTIONS

Wakefield Advisors serves as the investment advisor to the Fund. Pursuant to the Investment Advisory Agreement (“Advisory Agreement”) with the Fund, Wakefield Advisors is entitled to an investment advisory fee, computed daily and payable monthly of 1.40% of the average daily net assets.

The Trust and Wakefield Advisors have entered into an investment sub-advisory agreement with Logan Circle Partners, L.P. (“Logan Circle Partners” or the “Sub-Advisor”). Pursuant to this agreement, the Advisor pays the Sub-Advisor a monthly fee that varies depending on the amount of assets under the Sub-Advisor’s management.

The Advisor has contractually agreed to waive management fees and/or reimburse the Fund for expenses it incurs, at least until May 24, 2013, but only to the extent necessary to maintain the Fund’s total annual operating expenses (including offering and organization costs) after fee waivers and/or reimbursement (excluding 12b-1 fees, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) at 1.89% of the average daily net assets with respect to each share class. Any waiver or reimbursement by the Advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expenses occurred, if the Fund is able to make the repayment without exceeding its current expense limitations and the repayment is approved by the Board of Trustees. For the period ended June 30, 2013 the fee waivers and/or reimbursements were $365,143.

As of June 30, 2013, waivers or reimbursements (including offering costs and the previously waived organizational costs) that may potentially be made by the Fund to the Advisor were as follows:

Expiring	Amount

May 24, 2016	$35,840
June 30, 2016	365,143

$400,983

Distribution Agreement: ALPS Distributors, Inc. (the “Distributor”) serves as the principal underwriter and national distributor for the shares of the Fund pursuant to a Distribution Agreement with the Trust. The offering of the Fund’s shares is continuous.

The Fund has adopted a Distribution Plan (the “Distribution Plan”) pursuant to Rule 12b-1 of the 1940 Act, which allows the Fund to pay for the sale and distribution of its shares at an annual rate of 0.25% of the Fund’s average daily net assets attributable to Class A shares and up to 1.00% of the Fund’s average daily net assets attributable to Class C shares.

Administration, Bookkeeping and Pricing Agreement: ALPS Fund Services, Inc. (“ALPS”) serves as Administrator pursuant to a Fund Accounting and Administration Agreement with the Trust. As such, ALPS provides all necessary administration, bookkeeping and pricing services to the Fund,

Annual Report | June 30, 2013	31

Wakefield Managed Futures Strategy Fund	Notes to Consolidated Financial Statements
June 30, 2013

including portfolio accounting services, expense accrual and payment services, fund valuation and financial reporting services, tax accounting services and compliance control services.

Transfer Agency and Service Agreement: ALPS serves as transfer agent and dividend disbursing agent to the Fund pursuant to a Transfer Agency and Service Agreement with the Trust. Under the Transfer Agency and Service Agreement, ALPS has agreed to: (i) issue and redeem shares of the Fund; (ii) make dividend payments and other distributions to shareholders of the Fund; (iii) responds to correspondence by the Fund shareholders and others relating to its duties; (iv) maintain shareholder accounts; and (v) make periodic reports to the Fund.

Acquired Fund Fees and Expenses: The Subsidiary has entered into a separate contract with Pyxis Global Financial Services, LLC (“Pyxis”) pursuant to which the Subsidiary pays for fund services at the following notional asset levels and annual rates; notional asset levels of $156,000,000 or less the monthly minimum of $6,500, $156,000,001 to $500,000,000 at 0.05%, $500,000,001 to $1,000,000,000 at 0.03%, and $1,000,000,001 and greater at 0.02%. The fees are due and payable to Pyxis monthly.

Wakefield Advisors is responsible for the Subsidiary’s day-to-day business pursuant to an investment advisory agreement with the Subsidiary. Under this agreement, the Advisor provides the Subsidiary with the same type of management services, under the same terms, as are provided to the Fund. The advisory agreement with the Subsidiary provides for automatic termination upon the termination of the investment advisory agreement with respect to the Fund. The Fund pays the Advisor a fee for its services. The Advisor has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may not be terminated by the Advisor unless it first obtains the prior approval of the Fund’s Board of Trustees for such termination.

The Subsidiary has also entered into separate contracts for the provision of custody, transfer agency, and audit services with the same service providers that provide those services to the Wakefield Fund. The Subsidiary will also bear the fees and expenses incurred in connection with the custody, transfer agency and audit services that it receives.

NOTE 8 – INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 9 – TRUSTEE AND OFFICERS

The Fund does not pay any compensation directly to the officers or trustees who are also trustees, officers or employees of Wakefield Advisor or its affiliates, except as noted below. As of June 30, 2013, there were four Trustees, three of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (each and “Independent Trustee”). The Fund pays each Independent Trustee an annual fee of $4,000, as well as reimbursement for any reasonable

32	1-855-243-1815 | www.wakefieldfunds.com

Wakefield Managed Futures Strategy Fund	Notes to Consolidated Financial Statements
June 30, 2013

expenses incurred attending the meetings. The Trust does not have a bonus, profit sharing, pension or retirement plan.

NOTE 10 – NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the FASB issued Account Standards Update 2011-11 “Disclosures about Offsetting Assets and Liabilities” to expand current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the Statements of Assets and Liabilities and will require an entity to disclose both gross and net information about such investments and transactions in the financial statements. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statement disclosures.

NOTE 11 – SUBSEQUENT EVENTS

The Fund has evaluated the need for disclosure and/or adjustments resulting from subsequent events through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

Annual Report | June 30, 2013	33

Wakefield Managed Futures Strategy Fund	Report of Independent Registered Public Accounting Firm

To the Shareholders and

Board of Trustees of

Wakefield Alternative Series Trust

We have audited the accompanying consolidated statement of assets and liabilities of Wakefield Managed Futures Strategy Fund (the Initial Series of the Wakefield Alternative Series Trust) (the “Fund”), including the consolidated schedule of investments, as of June 30, 2013 and the related consolidated statements of operations, changes in net assets, and financial highlights for the period September 10, 2012 (Inception) to June 30, 2013. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2013 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Wakefield Managed Futures Strategy Fund as of June 30, 2013, and the results of its operations and its changes in net assets for the period September 10, 2012 (Inception) to June 30, 2013, in conformity with accounting principles generally accepted in the United States of America.

Greenwood Village, Colorado

August 20, 2013

34	1-855-243-1815 | www.wakefieldfunds.com

Wakefield Managed Futures Strategy Fund	Additional Information
June 30, 2013 (Unaudited)

1. PROXY VOTING GUIDELINES

Wakefield Advisors is responsible for exercising the voting rights associated with the securities purchased and held by the Fund. A description of the policies and procedures that Wakefield Advisors uses in fulfilling this responsibility and information regarding how those proxies were voted since inception are available without charge upon request by calling 1-855-243-1815. These items are also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

2. QUARTERLY PORTFOLIO DISCLOSURE

Wakefield Advisors files a complete listing of portfolio holdings for the Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission’s website; (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling 1-855-243-1815. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Annual Report | June 30, 2013	35

Wakefield Managed Futures Strategy Fund	Trustees & Officers
June 30, 2013 (Unaudited)

Following is a list of the Trustees and executive officers of the Trust and their principal occupation over the last five years. Unless otherwise noted, the address of each Trustee and Officer is 700 Seventeenth Street, Suite 2400, Denver, Colorado 80202.

INDEPENDENT TRUSTEES

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Paul E. Olin Year of Birth: 1954	Trustee, Nov. 2011	Member of the Board of Directors for funds sponsored by Winton Capital Management, Global Commodities Limited and Tapestry Asset Management in directorships that began in January 2011 to present with respect to several commodity pools; None, July 2010 to Dec. 2012; Head of Operational Due Diligence for UBP Asset Management, LLC from November 2004 to June 2010.	1	None
Maryellen Lamb Year of Birth: 1967	Trustee, Nov. 2011	Director of MBA Career Management at The Wharton School of the University of Pennsylvania, August 2011 – Present; Senior Associate Director of The Wharton School, July 2006 – July 2011.	1	None
Timothy R. Farley Year of Birth: 1970	Trustee, August 2012	Business Development Manager, Blackwell Secure (security consultant), 2002 to present; Principal, Dedalus Enterprises (management consultant), 2007 to present.	1	None

36	1-855-243-1815 | www.wakefieldfunds.com

Wakefield Managed Futures Strategy Fund	Trustees & Officers
June 30, 2013 (Unaudited)

INTERESTED TRUSTEES AND OFFICERS

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Patrick J. Kane*** Year of Birth: 1967	Trustee, Sept. 2011, Chairman and Treasurer, Nov. 2011.	Chairman, Wakefield Advisors, LLC, Jan. 2012 to present; None, July, 2011 – Dec., 2011; Head of Alternatives, Oppenheimer Asset Management 2001 to 2004; Managing Director, Oppenheimer Asset Management 2004 to June 2011.	1	None
Patrick F. Hart III Year of Birth: 1958	President, Nov. 2011	President and Chief Executive Officer, Wakefield Advisors, LLC, Jan. 2012 to present; President and Chief Executive Officer, Three Palms, LLC, an investment advisory firm, 2003 to present.	n/a	n/a
Michael B. Egan II Year of Birth: 1968	Secretary, Sept. 2011	Executive Vice President Wakefield Advisors, LLC, Jan. 2012 to present; Partner and Research Director, Three Palms, LLC, an investment advisory firm, 2003 to present.	n/a	n/a
Lucas D. Foss Year of Birth: 1977	Chief Compliance Officer, April 2012	Compliance Manager, ALPS Fund Services, Inc., Feb. 2010 to present; Senior Compliance Analyst ALPS Fund Services, Inc. June 2006 to Jan. 2010.	n/a	n/a

*	The term of office for each Trustee and officer listed above will continue indefinitely.
**	The term “Fund Complex” refers to the Wakefield Alternative Series Trust.
***	Patrick J. Kane is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his control of the Wakefield Advisors, LLC (the Trust’s investment adviser for the Fund).

Annual Report | June 30, 2013	37

Item 2. Code of Ethics.

(a) The Registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or any persons performing similar functions on behalf of the Registrant.

(b)	Not applicable.

(c)	During the period covered by this report, no amendments to the provisions of the code of ethics adopted in Item 2(a) above were made.

(d)	During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in Item 2(a) above were granted.

(e)	Not applicable.

(f)	The Registrant’s Code of Ethics is attached as an Exhibit hereto.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that the Registrant does not have an Audit Committee Financial Expert serving on its audit committee.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees: For the Registrant’s fiscal year ended June 30, 2013, the aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements were $23,000.

(b)

Audit-Related Fees: For the Registrant’s fiscal year ended June 30, 2013, the aggregate fees billed for assurance and related services rendered by the principal accountant for the audit of the Registrant’s financial statements were $0.

(c)

Tax Fees: For the Registrant’s fiscal year ended June 30, 2013, the aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $2,500.

(d)

All Other Fees: For the Registrant’s fiscal year ended June 30, 2013, $2,950 in fees were billed to Registrant by the principal accountant for services other than the services reported in paragraphs (a) through (c) of this Item. These fees related to the initial seed audit of the Registrant.

2

(e)(1)	Audit Committee Pre-Approval Policies and Procedures: All services to be performed by the Registrant’s principal accountant must be pre-approved by the Registrant’s audit committee.

(e)(2)	No services described in paragraphs (b) through (d) of this Item were approved by the Registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	No non-audit fees were billed by the Registrant’s principal accountant for services rendered to the Registrant’s investment adviser.

(h)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to Registrant.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the Reports to Stockholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has not adopted procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

3

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the fiscal period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Registrant’s Code of Ethics for Principal Executive and Principal Financial Officers, which is the subject of the disclosure required by Item 2 of Form N-CSR, is attached hereto as Exhibit 12.a.1.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.Cert.

(a)(3)	Not applicable.

(b)	The certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906Cert.

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wakefield Alternative Series Trust

By:	/s/ Patrick F. Hart III
Patrick F. Hart III, President
(Principal Executive Officer)
Date:	September 4 , 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick F. Hart III
Patrick F. Hart III, President
(Principal Executive Officer)
Date:	September 4, 2013

By:	/s/ Patrick J. Kane
Patrick J. Kane, Treasurer
(Principal Financial Officer)
Date:	September 4, 2013

5